Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

Note 13 - Subsequent Events

On August 21, 2010, a convertible note issued by the Company came due in favor of Mr. Michael Buckley in the amount of $200,000.  Mr. Buckley has a perfected security interest in all of the assets of the Company.   In July, 2011, the Company received court documentation whereby Mr. Buckley is foreclosing on the patent rights belonging to the Company that are subject to Mr. Buckley’s lien.

On August 9, 2011, the Company registered its 2011 Supplemental Stock Option Plan with the Securities and Exchange Commission on Form S-8. The registration registered options for the issuance of 15,000,000 common shares. It also registered 15,000,000 common shares underlying those options.

Between August 9, 2011 and August 15, 2011, the Company issued an aggregate of 9,500,000 common shares to employees and consultants of the Company for compensation for services rendered to the Company. The shares were issued pursuant to the Company’s 2011 Supplemental Stock Option Plan. The plan was registered with the Securities and Exchange Commission on August 9, 2011, on Form S-8.

The Company has evaluated subsequent events pursuant to ASC 855 and has determined that there are no additional events to disclose.